Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results (Unaudited)
Quarterly Results (Unaudited)
Presented below is a summary of the unaudited quarterly financial information for years ended December 31, 2015 and 2014:

(In thousands, except share and per share data)	Quarters Ended
2015	March 31, (1)	June 30,	September 30, (2)	December 31, (3)
Total revenue	$49,969	$49,068	$50,252	$56,043
Net income (loss) attributable to stockholders	25,855	(45,664)	5,432	12,312
Adjustments to net income (loss) attributable to stockholders for common share equivalents	—	—	(249)	(193)
Adjusted net income (loss) attributable to stockholders	$25,855	$(45,664)	$5,183	$12,119
Basic and diluted weighted average shares outstanding	179,156,462	180,380,436	168,948,345	168,936,633
Basic and diluted net income (loss) per share attributable to stockholders	$0.14	$(0.25)	$0.03	$0.07

(In thousands, except share and per share data)	Quarters Ended
2014	March 31,	June 30,	September 30,	December 31,
Total revenue	$7,547	$13,628	$25,902	$46,306
Net loss	$(16,349)	$(7,479)	$(24,558)	$(5,208)
Basic and diluted weighted average shares outstanding	37,602,790	111,819,848	175,401,867	177,414,574
Basic and diluted net loss per share	$(0.43)	$(0.07)	$(0.14)	$(0.03)
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(1)
As discussed in Note 2 — Summary of Significant Accounting Policies, the Company reflected adjustments in the three months periods ended March 31, 2015 and December 31, 2015 to correct errors in straight line rent and taxes relating to fiscal 2014.

(2)
The Company identified errors in accounting for certain cross currency derivatives that were no longer designated as hedges subsequent to their restructuring on February 4, 2015 (see Note 8 — Derivatives and Hedging Activities) where gains that should have been included in net income (loss) were instead included in other comprehensive income (loss) of approximately $0.5 million and $0.6 million during the thee month periods ended March 31, 2015 and June 30, 2015, respectively. The Company has concluded that these adjustments are not material to the financial position or results of operations for the current period or any of the respective prior periods, accordingly, the Company recorded the additional gains on these non-designated derivative instruments of $1.1 million during the three month period ended September 30, 2015.

(3)
During the fourth quarter of 2015, the Company recorded an out-of-period adjustment to correct for an error identified in accounting for certain accrued operating expense reimbursement revenue totaling approximately $1.0 million, of which approximately $0.4 million, $0.3 million and $0.3 million related to three month periods ended March 31, 2015, June 30, 2015 and September 30, 2015, respectively. The Company concluded that this adjustment was not material to its financial position and results of operations for the current period or any of the prior periods, accordingly, the Company reversed the accrued operating expense reimbursement revenue of $1.0 million during the three month period ended December 31, 2015.